Subordinated liabilities - Breakdown (Details) € in Millions, £ in Millions, R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	€ 26,196				€ 21,880	€ 21,062	€ 23,820
Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	26,196				21,880	21,062
Financial liabilities at amortised cost | Euro
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	€ 13,857				13,570	12,542
Annual interest rate (as percent)	3.52%
Financial liabilities at amortised cost | US dollar
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	€ 8,236	$ 9,328			5,991	6,506
Annual interest rate (as percent)	4.92%
Financial liabilities at amortised cost | Pound sterling
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	€ 1,535		£ 1,289		565	655
Annual interest rate (as percent)	4.36%
Financial liabilities at amortised cost | Brazilian real
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	€ 879			R$ 5,555	0	0
Annual interest rate (as percent)	9.65%
Financial liabilities at amortised cost | Other currencies
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	€ 1,689				€ 1,754	€ 1,359